Segment Information - Schedule of Reconciliation of Net Income to Adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Net income	$ 157,639	$ 43,718
Income tax expense	2,647	618
Depreciation and amortization	30,554	24,844
Unrealized loss on oil and gas derivative instruments (note 7)	4,625	59,817
Other non-operating income	(658)	(29,981)
Interest income	(19,437)	(14,522)
Interest expense, net	46,549	0
(Gains)/losses on derivative instruments, net (note 8)	(10,475)	10,638
Other financial items, net (note 8)	2,866	3,265
Net income from equity method investments (note 13)	(2,182)	(10,287)
Sales-type lease receivable in excess of interest income	0	0
Adjusted EBITDA	212,128	88,110
Gain (loss) on disposal	4,598	10,288
Gain on deemed sale of FLNG Gimi	$ 0	29,981
FLNG lease and operate agreement, term	20 years
FLNG Gimi
Segment Reporting [Line Items]
Gain on deemed sale of FLNG Gimi		$ 30,000
FLNG lease and operate agreement, term		20 years
OLT Offshore LNG Toscana S.p.A.
Segment Reporting [Line Items]
Gain (loss) on disposal	$ 3,100
Equity method investment, ownership percentage	2.69%
Gaslin S.r.l
Segment Reporting [Line Items]
Gain (loss) on disposal	$ (2,700)
Operating segments
Segment Reporting [Line Items]
Net income	157,639	$ 43,718
Income tax expense	2,647	618
Income before income tax	160,286	44,336
Depreciation and amortization	30,554	24,844
Unrealized loss on oil and gas derivative instruments (note 7)	4,625	59,817
Other non-operating income	(658)	(29,981)
Interest income	(19,437)	(14,522)
Interest expense, net	46,549	0
(Gains)/losses on derivative instruments, net (note 8)	(10,475)	10,638
Other financial items, net (note 8)	2,866	3,265
Net income from equity method investments (note 13)	(2,182)	(10,287)
Sales-type lease receivable in excess of interest income	20,813	2,081
Adjusted EBITDA	$ 232,941	$ 90,191